INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about intangible assets [abstract]
Summary of Intangible Assets

	DOMAIN NAMES MOBILE APPS AND RELATED WEBSITES	GOODWILL	CUSTOMER CONTRACTS AND CUSTOMER BASES	CONTENT ASSETS	INTERNALLY DEVELOPED INTANGIBLES	TOTAL
Net book amount as of January 1, 2023	69,554	10,800	5,137	—	3,030	88,521
Additions	6,591	—	287	—	1,914	8,792
Amortization charge (Note 19)	(60)	—	(461)	—	(885)	(1,406)
Translation differences	1,986	—	1	—	106	2,093
Net book amount as of December 31, 2023	78,071	10,800	4,964	—	4,165	98,000
Cost	85,022	10,800	7,589	3,548	5,623	112,582
Accumulated amortization	(6,951)	—	(2,625)	(3,548)	(1,458)	(14,582)
Net book amount as of December 31, 2023	78,071	10,800	4,964	—	4,165	98,000

Net book amount as of January 1, 2022	23,922	—	—	—	1,497	25,419
Business combinations (Note 5)	42,599	10,776	6,314	3,562	—	63,251
Additions	6,465	—	—	—	1,993	8,458
Amortization charge (Note 19)	(1,237)	—	(1,146)	(3,534)	(451)	(6,368)
Translation differences	(2,195)	24	(31)	(28)	(9)	(2,239)
Net book amount as of December 31, 2022	69,554	10,800	5,137	—	3,030	88,521
Cost	76,170	10,800	7,247	3,538	3,686	101,441
Accumulated amortization	(6,616)	—	(2,110)	(3,538)	(656)	(12,920)
Net book amount as of December 31, 2022	69,554	10,800	5,137	—	3,030	88,521

Schedule Distinguishes Finite and Indefinite Intangible Assets
The following table distinguishes finite and indefinite intangible assets, excluding goodwill, as of December 31, 2023 and 2022:

	As of December 31,
	2023	2022
Net book value of assets with finite useful lives
Customer contracts	4,964	5,137
Internally developed intangibles	4,165	3,030
Total net book value of assets with finite useful lives	9,129	8,167
Net book value of assets with indefinite useful lives
Domain names and related websites	78,071	69,554

Total net book value of intangible assets	87,200	77,721